UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Series Floating Rate High Income

Fund

Fidelity Series Floating Rate High Income Fund

Class F

Semiannual Report

March 31, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Floating Rate High Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Series Floating Rate High Income	.72%
Actual		$ 1,000.00	$ 1,037.10	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Class F	.61%
Actual		$ 1,000.00	$ 1,037.60	$ 3.10
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
First Data Corp.	3.4	3.3
H.J. Heinz Co.	2.0	2.0
Fortescue Metals Group Ltd.	1.7	1.8
Kronos, Inc.	1.6	1.3
FairPoint Communications, Inc.	1.4	1.4
	10.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	12.2	14.6
Healthcare	7.0	6.6
Energy	6.8	5.7
Telecommunications	6.8	7.3
Gaming	5.8	4.5
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
BBB 3.5%	BBB 2.2%
BB 22.5%	BB 28.6%
B 56.9%	B 48.9%
CCC,CC,C 6.2%	CCC,CC,C 7.2%
Not Rated 6.8%	Not Rated 6.5%
Equities 0.7%	Equities 0.7%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 5.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014 *		As of September 30, 2013 **
	Bank Loan Obligations 94.8%		Bank Loan Obligations 90.4%
	Nonconvertible Bonds 1.1%		Nonconvertible Bonds 3.0%
	Common Stocks 0.7%		Common Stocks 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 5.9%
* Foreign investments	10.5%	** Foreign investments	10.7%

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 94.8%
	Principal Amount	Value
Air Transportation - 0.4%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (e)	$ 1,521,353	$ 1,399,646
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	5,250,000	5,236,875
		6,636,521
Automotive - 2.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.8628% 4/25/20 (e)	1,731,913	1,734,077
Chrysler Group LLC:
term loan 3.25% 12/31/18 (e)	3,000,000	2,985,000
Tranche B, term loan 3.5% 5/24/17 (e)	4,585,616	4,585,616
Federal-Mogul Corp.:
Tranche B, term loan 2.0975% 12/27/14 (e)	7,519,695	7,491,496
Tranche C, term loan 2.0975% 12/27/15 (e)	4,413,679	4,397,127
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	3,037,388	3,056,371
Tranche 2LN, term loan 10% 11/27/21 (e)	2,680,000	2,690,050
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	3,860,874	3,851,221
		30,790,958
Broadcasting - 2.3%
Clear Channel Capital I LLC Tranche B, term loan 3.8025% 1/29/16 (e)	8,194,935	8,092,499
Clear Channel Communications, Inc. Tranche D, term loan 6.9025% 1/30/19 (e)	6,330,000	6,203,400
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (e)	9,975,000	10,024,875
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (e)	437,143	448,071
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	9,546,075	9,569,940
		34,338,785
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	3,761,100	3,756,399
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (e)	1,656,675	1,660,817
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 3/27/22 (e)	2,580,000	2,554,200
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	3,470,000	3,465,663
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Building Materials - continued
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/18/19 (e)	$ 2,591,656	$ 2,588,417
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	650,000	649,188
		14,674,684
Cable TV - 3.1%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	7,919,192	7,929,091
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	7,940,000	7,860,600
CSC Holdings LLC Tranche B, term loan 2.6525% 4/17/20 (e)	7,940,000	7,840,750
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (e)	5,474,059	5,511,009
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	3,600,000	3,591,000
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	6,429,015	6,453,124
Ziggo B.V.:
Tranche B 1LN, term loan 1/15/22 (h)	2,773,404	2,742,342
Tranche B 2LN, term loan 1/15/22 (h)	1,787,234	1,767,217
Tranche B 3LN, term loan 1/15/22 (h)	2,939,362	2,906,441
		46,601,574
Capital Goods - 0.5%
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (e)	4,900,500	4,925,003
Tranche B 2LN, term loan 9.5% 10/9/20 (e)	2,325,000	2,359,875
SRAM LLC. Tranche B, term loan 4.011% 4/10/20 (e)	408,083	404,002
		7,688,880
Chemicals - 1.8%
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	2,000,000	2,020,000
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	3,990,000	4,009,950
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (e)	2,285,797	2,311,512
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/18/18 (e)	5,742,730	5,742,730
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (e)	5,355,000	5,415,244
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Chemicals - continued
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (e)	$ 2,836,747	$ 2,850,930
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (e)	4,627,214	4,632,998
		26,983,364
Consumer Products - 2.1%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	3,980,000	3,984,975
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,878,055	6,850,543
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	2,992,500	2,996,241
Spotless Holdings Ltd.:
Tranche 2LN, term loan 8.75% 4/2/19 (e)	3,000,000	3,075,000
Tranche B 1LN, term loan 5% 10/2/18 (e)	2,980,675	3,021,659
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	7,147,577	6,754,460
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	5,120,190	5,120,190
		31,803,068
Containers - 2.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (h)	5,095,000	5,114,106
4.25% 12/17/19 (e)	1,665,825	1,672,072
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 4/3/20 (e)	2,970,000	3,033,261
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	5,000,000	4,987,500
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,250,000	2,261,250
Tranche B 1LN, term loan 4.5% 5/31/20 (e)	5,458,750	5,506,514
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	2,388,476	2,412,361
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	7,980,000	8,009,925
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	1,493,135	1,494,076
		34,491,065
Diversified Financial Services - 3.7%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	4,000,000	4,120,000
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	4,605,000	4,599,244
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	2,680,000	2,683,350
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	$ 4,207,676	$ 4,249,753
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,666,667	1,660,500
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	3,270,000	3,257,738
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	3,990,000	4,084,763
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	3,930,300	3,945,039
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (e)	9,775,000	9,823,875
Tranche B, term loan 4.25% 10/1/18 (e)	2,443,750	2,443,750
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	7,339,779	7,339,779
TransUnion LLC:
Tranche B, term loan 3/21/21 (h)	6,000,000	6,030,000
Tranche B, term loan 4.25% 2/10/19 (e)	1,458,427	1,465,719
		55,703,510
Diversified Media - 1.3%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (e)	2,000,000	1,997,500
Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,915,038	6,906,394
Emerald Expositions Holdings, Inc. Tranche B, term loan 5.5% 6/17/20 (e)	1,446,363	1,455,475
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	4,987,500	5,024,906
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	4,333,225	4,322,392
		19,706,667
Electric Utilities - 5.0%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
0.5% 8/13/19 (e)(g)	491,228	498,596
6.375% 8/13/19 (e)	7,471,228	7,583,296
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (e)	4,220,725	4,226,001
Tranche B 4LN, term loan 4% 10/31/20 (e)	2,992,500	2,996,241
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	3,121,031	3,132,735
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	7,141,494	7,168,275
Tranche C, term loan 4.25% 12/31/19 (e)	3,171,045	3,182,937
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	9,012,914	9,057,979
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	8,148,425	8,270,651
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Electric Utilities - continued
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	$ 7,070,744	$ 7,088,421
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	1,889,650	1,818,788
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (e)	6,737,375	6,602,628
TXU Energy LLC Tranche B, term loan:
3.7369% 10/10/14 (e)	2,512,000	1,805,500
4.7369% 10/10/17 (e)	11,466,000	8,241,188
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	1,751,763	1,751,763
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,351,319	2,410,102
		75,835,101
Energy - 6.7%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	3,535,799	3,659,552
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	3,240,000	3,252,150
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (e)	865,650	890,537
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	9,940,000	10,151,722
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	2,678,152	2,701,586
Tranche C, term loan 5.25% 3/14/21 (e)	186,848	188,483
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,125,000	1,125,000
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	4,833,333	4,827,292
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	1,480,000	1,502,200
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.125% 9/30/20 (e)	14,660,000	15,283,050
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	3,850,655	3,855,469
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	3,256,000	3,272,280
MRC Global, Inc. Tranche B, term loan 4.7531% 11/9/19 (e)	4,975,000	5,037,188
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	2,888,644	2,921,142
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	6,561,237	6,561,237
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	2,912,988	2,920,270
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,885,000	6,046,838
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	$ 2,950,000	$ 3,020,063
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	4,266,271	4,244,940
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (e)	3,645,000	3,681,450
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	5,025,245	5,056,904
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	699,048	703,452
Tranche M, term loan 4.25% 12/16/20 (e)	260,707	262,349
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (e)	4,114,636	4,150,639
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	2,762,100	2,782,816
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	2,548,613	2,571,040
		100,669,649
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	2,445,000	2,432,775
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 3/21/21 (h)	4,000,000	3,980,000
		6,412,775
Environmental - 1.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	5,925,000	5,917,594
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (e)	2,095,000	2,095,000
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	3,990,000	4,039,875
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,741,700	8,665,210
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	545,000	554,538
Tranche B 1LN, term loan 4.0031% 12/18/20 (e)	2,069,813	2,069,813
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	1,655,850	1,659,990
		25,002,020
Food & Drug Retail - 3.6%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	2,114,025	2,121,953
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	3,826,136	3,854,832
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food & Drug Retail - continued
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	$ 6,765,884	$ 6,224,613
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (e)	1,726,522	1,752,420
Tranche B 1LN, term loan 5.5% 12/17/18 (e)	4,025,738	4,030,771
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	6,947,500	7,060,397
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	3,980,000	3,970,050
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	5,000,000	5,068,750
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,475,000	1,504,500
Tranche B 7LN, term loan 3.5% 2/21/20 (e)	4,371,963	4,382,892
Roundys Supermarket, Inc. Tranche B LN, term loan 5.75% 3/3/21 (e)	3,000,000	3,007,500
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	8,078,345	8,088,443
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	2,369,618	2,369,618
		53,436,739
Food/Beverage/Tobacco - 3.6%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	5,925,000	5,954,625
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,676,413
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	5,051,823	5,064,452
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	3,000,000	3,060,000
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	4,975,000	4,975,000
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	29,631,088	29,705,145
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (e)	3,288,375	3,288,375
		53,724,010
Gaming - 5.8%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	18,743,988	18,884,567
CBAC Borrower LLC Tranche B, term loan 8.25% 7/2/20 (e)	6,425,000	6,714,125
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (e)	6,982,500	7,026,490
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	$ 3,248,741	$ 2,534,018
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	3,480,776	3,550,392
5.5% 11/21/19 (e)	1,491,761	1,521,596
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	15,240,000	15,925,800
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4886% 1/28/18 (e)	3,765,662	3,549,136
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	7,475,375	7,466,405
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	2,917,688	2,974,232
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (e)	837,250	853,995
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	9,630,944	9,630,944
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	1,225,000	1,347,500
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	4,596,900	4,614,138
		86,593,338
Healthcare - 7.0%
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (e)	4,294,231	4,337,173
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	17,849,502	18,005,685
Tranche E, term loan 3.4686% 1/25/17 (e)	2,759,808	2,766,983
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	4,180,393	4,138,589
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	4,620,693	4,632,245
Genesis HealthCare Corp. Tranche B, term loan 10.0109% 12/4/17 (e)	3,216,346	3,296,755
Grifols, S.A. Tranche B, term loan 3/7/21 (h)	5,000,000	5,000,000
HCA Holdings, Inc. Tranche B 5LN, term loan 2.9025% 3/31/17 (e)	20,173,625	20,173,625
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	3,909,842	3,860,969
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (e)	595,000	603,033
Tranche B 1LN, term loan 5% 2/12/21 (e)	3,715,000	3,742,863
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (e)	822,938	821,909
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
MModal, Inc. Tranche B, term loan 9% 8/17/19 (e)	$ 5,235,869	$ 4,100,000
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/21/21 (e)	5,785,000	5,770,538
National Mentor Holdings, Inc. Tranche B, term loan 4.75% 1/31/21 (e)	1,825,000	1,836,406
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	2,120,000	2,141,200
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	6,600,000	6,600,000
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (e)	2,774,875	2,813,030
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (e)	1,540,000	1,570,800
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	6,039,222	6,009,026
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (e)	1,517,000	1,535,963
Tranche B 2LN, term loan 4.2531% 7/3/19 (e)	1,758,095	1,755,898
		105,512,690
Homebuilders/Real Estate - 0.6%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	179,933	179,484
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	8,811,167	8,811,167
		8,990,651
Hotels - 3.0%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	4,070,000	4,064,913
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	1,810,000	1,834,888
Tranche B 1LN, term loan 3.5038% 6/27/20 (e)	4,099,400	4,099,400
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (e)	20,353,421	20,404,305
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 2/21/21 (h)	11,265,000	11,236,838
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	3,837,738	3,861,723
		45,502,067
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	1,974,933	1,977,401
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5% 4/22/16 (e)	$ 4,366,766	$ 4,388,600
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	2,150,000	2,176,875
Tranche B 1LN, term loan 4.2509% 2/1/20 (e)	4,345,689	4,356,553
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/27/21 (e)	1,780,000	1,793,350
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	5,715,675	5,701,386
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	6,483,750	6,418,913
		24,835,677
Metals/Mining - 3.8%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	3,422,607	3,315,651
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	2,798,761	2,809,256
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,370,000	3,445,825
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (e)	1,539,665	1,516,570
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	24,899,875	25,024,374
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	5,025,000	5,075,250
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	2,000,000	2,035,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	7,960,000	7,969,950
Walter Energy, Inc. Tranche B, term loan 7.0286% 4/1/18 (e)	6,695,000	6,460,675
		57,652,551
Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (e)	3,324,347	3,374,212
Publishing/Printing - 2.7%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 3/6/20 (h)	4,550,000	4,606,875
Cenveo Corp. Tranche B, term loan 6.25% 2/13/17 (e)	1,034,742	1,047,676
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	8,242,314	7,881,713
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (e)	2,151,469	2,164,915
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	2,184,608	2,190,070
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Publishing/Printing - continued
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.7531% 3/22/19 (e)	$ 10,479,455	$ 10,544,951
Newsday LLC Tranche A, term loan 3.6525% 10/12/16 (e)	553,846	553,846
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,786,767	1,786,767
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (e)	9,385,344	9,408,807
		40,185,620
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	1,650,657	1,658,910
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	4,332,240	4,353,901
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (e)	2,753,138	2,756,579
		8,769,390
Services - 3.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	2,616,875	2,620,146
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	5,392,323	5,405,804
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (e)	1,910,602	1,920,155
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (e)	640,000	650,400
Tranche B 1LN, term loan 4.5% 11/21/20 (e)	768,075	772,875
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	10,847,001	10,724,972
Lineage Logistics Holdings, LLC. Tranche B, term loan 3/31/21 (h)	6,500,000	6,483,750
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	3,698,217	3,698,217
Nord Anglia Education Tranche B, term loan 3/21/21 (h)	5,000,000	5,000,000
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,870,000	1,923,763
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	1,070,000	1,076,688
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (e)	1,775,000	1,814,938
Tranche B 1LN, term loan 5.25% 4/30/18 (e)	2,357,188	2,371,920
		44,463,628
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Shipping - 2.4%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	$ 9,049,679	$ 9,049,679
CEVA Group PLC:
Tranche B, term loan 6.399% 3/19/21 (e)	2,172,611	2,140,022
Tranche C, term loan 6.5% 3/19/21 (e)	807,389	795,278
Harvey Gulf International Tranche B, term loan 5.4944% 6/18/20 (e)	7,960,000	7,960,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	6,487,400	6,536,056
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,838,717	2,860,007
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (e)	5,985,000	6,029,888
		35,370,930
Super Retail - 3.4%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	3,158,614	3,166,511
Bass Pro Group LLC Tranche B, term loan 3.7538% 11/20/19 (e)	2,362,884	2,371,745
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	1,965,000	2,016,581
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	4,987,500	5,012,438
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	2,997,472	2,978,738
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	4,070,000	4,054,941
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	7,940,000	7,910,225
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	4,811,832	4,811,832
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	8,365,000	8,406,825
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	9,871,863	9,871,863
		50,601,699
Technology - 12.2%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	6,356,250	6,348,623
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (e)	1,167,075	1,169,993
Tranche B, term loan 4.5% 12/28/18 (e)	9,424,021	9,435,801
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (e)	1,306,725	1,309,992
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Applied Systems, Inc.: - continued
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	$ 335,000	$ 339,221
Avaya, Inc. Tranche B 3LN, term loan 4.7336% 10/26/17 (e)	2,274,080	2,220,071
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	2,214,450	2,203,378
5% 9/10/20 (e)	18,723,075	18,723,075
Ceridian Corp. Tranche B, term loan 4.4038% 5/9/17 (e)	4,438,635	4,471,925
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	2,466,363	2,457,114
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (e)	4,167,900	4,167,900
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	6,636,413	6,586,639
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	1,536,121	1,534,201
First Data Corp.:
term loan:
3.6545% 3/24/17 (e)	26,046,855	26,014,296
4.1545% 3/24/18 (e)	21,948,000	21,975,435
Tranche B, term loan 4.1545% 9/24/18 (e)	3,485,000	3,489,356
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	6,886,432	6,903,648
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	3,681,500	3,672,296
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	1,895,250	1,895,250
GXS Group, Inc. Tranche B, term loan 3.25% 1/16/21 (e)	3,990,000	3,990,000
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	8,608,425	8,576,574
Information Resources, Inc. Tranche B, term loan 4.7544% 9/30/20 (e)	3,822,708	3,841,821
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	2,629,688	2,636,262
Tranche 2LN, term loan 8.25% 5/22/21 (e)	3,440,929	3,475,339
Kronos, Inc.:
Tranche 2LN, term loan:
4/30/20 (h)	1,350,000	1,390,500
9.75% 4/30/20 (e)	16,565,000	17,144,775
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	4,989,162	5,014,607
Tranche B, term loan 10/30/19 (h)	905,000	915,181
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	$ 5,985,000	$ 6,027,374
Sybil Software LLC. Tranche B, term loan 5% 3/20/20 (e)	5,450,000	5,422,750
		183,353,397
Telecommunications - 6.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	12,623,363	12,923,167
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (e)	1,371,563	1,380,135
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (e)	5,278,426	5,278,426
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (e)	9,990,000	9,965,025
Tranche D, term loan 3.75% 3/31/15 (e)	7,523,295	7,504,487
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,222,650	1,222,650
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,398,950	21,010,919
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (e)	1,465,000	1,497,963
Tranche B, term loan 5.25% 2/22/19 (e)	2,504,638	2,510,900
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	8,000,000	8,020,000
Level 3 Financing, Inc. Tranche B 3LN, term loan 4% 8/1/19 (e)	13,100,000	13,117,030
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (e)	471,213	478,281
Tranche B 1LN, term loan 4% 4/11/20 (e)	4,079,724	4,059,325
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.25% 1/31/20 (e)	3,800,475	3,828,979
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	230,000	232,300
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	5,271,500	5,278,089
		98,307,676
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	4,074,788	4,069,694
TOTAL BANK LOAN OBLIGATIONS (Cost $1,405,729,949)		1,424,059,991
Nonconvertible Bonds - 1.1%
	Principal Amount	Value
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	$ 1,183,000	$ 1,242,150
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	1,063,000	1,170,629
Diversified Financial Services - 0.2%
MU Finance PLC 8.375% 2/1/17 (d)	3,289,065	3,437,072
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10.25% 12/1/20 (d)	1,300,000	1,369,875
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23	1,790,000	1,821,325
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,900,150
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,430,000	1,623,050
Telecommunications - 0.3%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	710,125
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (d)	1,041,000	1,379,325
Columbus International, Inc. 7.375% 3/30/21 (d)	1,310,000	1,347,663
		3,437,113
TOTAL NONCONVERTIBLE BONDS (Cost $14,853,045)		16,001,364
Common Stocks - 0.7%
	Shares
Chemicals - 0.5%
LyondellBasell Industries NV Class A	77,200	6,866,168
Publishing/Printing - 0.2%
Tribune Co. Class A (a)	36,975	2,945,059
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	462,400
TOTAL COMMON STOCKS (Cost $5,319,391)		10,273,627
Other - 0.0%
	Shares	Value
Other - 0.0%
Tribune Co. Claim (a) (Cost $29,756)	29,756	$ 29,756
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.10% (b) (Cost $108,547,711)	108,547,711	108,547,711
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,534,479,852)		1,558,912,449
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(57,087,288)
NET ASSETS - 100%		$ 1,501,825,161
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,767,260 or 0.8% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $491,228 and $498,596, respectively. The coupon rate will be determined at time of settlement.

(h) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,431
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,945,059	$ 2,945,059	$ -	$ -
Materials	6,866,168	6,866,168	-	-
Telecommunication Services	462,400	462,400	-	-
Bank Loan Obligations	1,424,059,991	-	1,389,672,856	34,387,135
Corporate Bonds	16,001,364	-	16,001,364	-
Other	29,756	-	-	29,756
Money Market Funds	108,547,711	108,547,711	-	-
Total Investments in Securities:	$ 1,558,912,449	$ 118,821,338	$ 1,405,674,220	$ 34,416,891
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 48,574,802
Net Realized Gain (Loss) on Investment Securities	427,822
Net Unrealized Gain (Loss) on Investment Securities	(137,213)
Cost of Purchases	365,000
Proceeds of Sales	(18,121,155)
Amortization/Accretion	53,838
Transfers into Level 3	13,239,016
Transfers out of Level 3	(10,014,975)
Ending Balance	$ 34,387,135
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ (3,189)
Other Investments in Securities
Beginning Balance	$ 2,125,896
Net Realized Gain (Loss) on Investment Securities	8,114,202
Net Unrealized Gain (Loss) on Investment Securities	(1,312,450)
Cost of Purchases	-
Proceeds of Sales	(8,897,892)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,756
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
Netherlands	2.6%
Luxembourg	2.3%
Australia	2.2%
Canada	1.0%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,425,932,141)	$ 1,450,364,738
Fidelity Central Funds (cost $108,547,711)	108,547,711
Total Investments (cost $1,534,479,852)		$ 1,558,912,449
Receivable for investments sold		30,867,308
Receivable for fund shares sold		209,863
Interest receivable		8,545,195
Distributions receivable from Fidelity Central Funds		7,828
Prepaid expenses		1,810
Total assets		1,598,544,453

Liabilities
Payable to custodian bank	$ 3,053,404
Payable for investments purchased	89,951,535
Payable for fund shares redeemed	2,857,139
Accrued management fee	699,232
Other affiliated payables	115,384
Other payables and accrued expenses	42,598
Total liabilities		96,719,292

Net Assets		$ 1,501,825,161
Net Assets consist of:
Paid in capital		$ 1,452,170,486
Undistributed net investment income		32,837,338
Accumulated undistributed net realized gain (loss) on investments		(7,615,260)
Net unrealized appreciation (depreciation) on investments		24,432,597
Net Assets		$ 1,501,825,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2014 (Unaudited)

Series Floating Rate High Income: Net Asset Value, offering price and redemption price per share ($764,135,122 ÷ 73,071,022 shares)	$ 10.46

Class F: Net Asset Value, offering price and redemption price per share ($737,690,039 ÷ 70,542,186 shares)	$ 10.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2014 (Unaudited)

Investment Income
Dividends		$ 98,430
Interest		39,495,131
Income from Fidelity Central Funds		41,431
Total income		39,634,992

Expenses
Management fee	$ 4,223,394
Transfer agent fees	399,408
Accounting fees and expenses	300,160
Custodian fees and expenses	10,534
Independent trustees' compensation	3,067
Audit	42,412
Legal	4,193
Miscellaneous	5,689
Total expenses before reductions	4,988,857
Expense reductions	(2,025)	4,986,832
Net investment income (loss)		34,648,160
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,779,461
Change in net unrealized appreciation (depreciation) on investment securities		10,982,052
Net gain (loss)		20,761,513
Net increase (decrease) in net assets resulting from operations		$ 55,409,673

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,648,160	$ 74,664,486
Net realized gain (loss)	9,779,461	22,515,687
Change in net unrealized appreciation (depreciation)	10,982,052	(12,414,159)
Net increase (decrease) in net assets resulting from operations	55,409,673	84,766,014
Distributions to shareholders from net investment income	(32,189,715)	(64,002,523)
Distributions to shareholders from net realized gain	(39,935,274)	(36,067,966)
Total distributions	(72,124,989)	(100,070,489)
Share transactions - net increase (decrease)	4,599,593	122,538,572
Total increase (decrease) in net assets	(12,115,723)	107,234,097

Net Assets
Beginning of period	1,513,940,884	1,406,706,787
End of period (including undistributed net investment income of $32,837,338 and undistributed net investment income of $30,378,893, respectively)	$ 1,501,825,161	$ 1,513,940,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Floating Rate High Income

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.239	.538	.517
Net realized and unrealized gain (loss)	.144	.083	.625
Total from investment operations	.383	.621	1.142
Distributions from net investment income	(.222)	(.460)	(.430)
Distributions from net realized gain	(.281)	(.271)	(.022)
Total distributions	(.503)	(.731)	(.452)
Net asset value, end of period	$ 10.46	$ 10.58	$ 10.69
Total Return B,C	3.71%	6.04%	11.65%
Ratios to Average Net Assets E,H
Expenses before reductions	.72% A	.72%	.75% A
Expenses net of fee waivers, if any	.72% A	.72%	.75% A
Expenses net of all reductions	.72% A	.72%	.75% A
Net investment income (loss)	4.57% A	5.07%	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 764,135	$ 781,842	$ 833,111
Portfolio turnover rate F	75% A	87%	39% A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to September 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.244	.549	.530
Net realized and unrealized gain (loss)	.144	.084	.623
Total from investment operations	.388	.633	1.153
Distributions from net investment income	(.227)	(.472)	(.441)
Distributions from net realized gain	(.281)	(.271)	(.022)
Total distributions	(.508)	(.743)	(.463)
Net asset value, end of period	$ 10.46	$ 10.58	$ 10.69
Total Return B,C	3.76%	6.16%	11.77%
Ratios to Average Net Assets E,H
Expenses before reductions	.61% A	.61%	.63% A
Expenses net of fee waivers, if any	.61% A	.61%	.63% A
Expenses net of all reductions	.61% A	.61%	.63% A
Net investment income (loss)	4.67% A	5.18%	5.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 737,690	$ 732,099	$ 573,596
Portfolio turnover rate F	75% A	87%	39% A,I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to September 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Floating Rate High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, and losses deferred due to wash sales

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,280,460
Gross unrealized depreciation	(2,712,877)
Net unrealized appreciation (depreciation) on securities and other investments	$ 33,567,583

Tax cost	$ 1,525,344,866

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $534,468,431 and $530,737,974, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Floating Rate High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Floating Rate High Income	$ 399,408.10

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,990 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,025.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
From net investment income
Series Floating Rate High Income	$ 16,350,190	$ 34,645,011
Class F	15,839,525	29,357,512
Total	$ 32,189,715	$ 64,002,523
From net realized gain
Series Floating Rate High Income	$ 20,558,605	$ 21,058,417
Class F	19,376,669	15,009,549
Total	$ 39,935,274	$ 36,067,966

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Series Floating Rate High Income
Shares sold	2,621,650	10,278,363	$ 27,492,151	$ 108,753,883
Reinvestment of distributions	3,540,388	5,287,609	36,908,795	55,703,429
Shares redeemed	(7,013,304)	(19,562,014)	(73,471,298)	(206,849,980)
Net increase (decrease)	(851,266)	(3,996,042)	$ (9,070,352)	$ (42,392,668)
Class F
Shares sold	3,368,247	15,394,880	$ 35,259,418	$ 163,109,796
Reinvestment of distributions	3,377,819	4,208,824	35,216,194	44,367,060
Shares redeemed	(5,422,949)	(4,031,322)	(56,805,667)	(42,545,616)
Net increase (decrease)	1,323,117	15,572,382	$ 13,669,945	$ 164,931,240

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SFR-SANN-0514
1.924293.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2014